Related party transactions - Schedule of assets and liabilities with related private corporations and financial institutions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Loans, net	$ 6,760,434	$ 5,713,022
Assets	9,283,910	8,038,111	$ 6,288,898
Liabilities [abstract]
Time deposits	2,956,959	2,673,872
Total liabilities	8,214,563	7,046,321	$ 5,250,978
Related parties
Assets [abstract]
Demand deposits	5,986	2,680
Loans, net	242,024	29,857
Securities At Amortized Cost	19,593	0
Assets	267,603	32,537
Liabilities [abstract]
Time deposits	567,451	150,000
Total liabilities	567,451	150,000
Stand-by letters of credit	3,350	9,130
Loss allowance	$ (16)	$ (37)